Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000148875 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000148875 | iShares MSCI Emerging Markets ETF, 2025-12-1942 2901
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148875 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000148875 | iShares MSCI Emerging Markets ETF, 2025-02-2146.5 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148875 | iShares MSCI Emerging Markets ETF, 2025-03-2146 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000148875 | iShares MSCI Emerging Markets ETF, 2025-03-2139 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000148875 | iShares MSCI Emerging Markets ETF, 2025-02-2140.5 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000148875 | iShares MSCI Emerging Markets ETF, 2025-03-2140 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000148875 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000148875 | EEM P40.5_20250224_S_GSEquity Option
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148875 | 46434G103Equity
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000148875 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	91.90%
C000148875 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148875 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	6.80%
C000148876 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000148876 | iShares MSCI Emerging Markets ETF, 2025-12-1942 2901
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148876 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000148876 | iShares MSCI Emerging Markets ETF, 2025-02-2146.5 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148876 | iShares MSCI Emerging Markets ETF, 2025-03-2146 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000148876 | iShares MSCI Emerging Markets ETF, 2025-03-2139 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000148876 | iShares MSCI Emerging Markets ETF, 2025-02-2140.5 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000148876 | iShares MSCI Emerging Markets ETF, 2025-03-2140 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000148876 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000148876 | EEM P40.5_20250224_S_GSEquity Option
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148876 | 46434G103Equity
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000148876 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	91.90%
C000148876 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148876 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	6.80%
C000148877 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000148877 | iShares MSCI Emerging Markets ETF, 2025-12-1942 2901
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000148877 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000148877 | iShares MSCI Emerging Markets ETF, 2025-02-2146.5 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148877 | iShares MSCI Emerging Markets ETF, 2025-03-2146 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000148877 | iShares MSCI Emerging Markets ETF, 2025-03-2139 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000148877 | iShares MSCI Emerging Markets ETF, 2025-02-2140.5 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000148877 | iShares MSCI Emerging Markets ETF, 2025-03-2140 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000148877 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000148877 | EEM P40.5_20250224_S_GSEquity Option
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000148877 | 46434G103Equity
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000148877 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	91.90%
C000148877 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148877 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	6.80%
C000161877 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161877 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161877 | iShares MSCI EAFE ETF, 2025-12-1975 2901
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161877 | iShares MSCI EAFE ETF, 2025-02-2184 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161877 | iShares MSCI EAFE ETF, 2025-02-2182 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161877 | iShares MSCI EAFE ETF, 2025-02-2173.5 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000161877 | iShares MSCI EAFE ETF, 2025-02-2174 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000161877 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161877 | EFA P74_20250224_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161877 | 464287465Equity
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161877 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.20%
C000161877 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161877 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.60%
C000161878 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161878 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161878 | iShares MSCI EAFE ETF, 2025-12-1975 2901
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161878 | iShares MSCI EAFE ETF, 2025-02-2184 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161878 | iShares MSCI EAFE ETF, 2025-02-2182 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161878 | iShares MSCI EAFE ETF, 2025-02-2173.5 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000161878 | iShares MSCI EAFE ETF, 2025-02-2174 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000161878 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161878 | EFA P74_20250224_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161878 | 464287465Equity
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161878 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.20%
C000161878 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161878 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.60%
C000161879 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161879 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161879 | iShares MSCI EAFE ETF, 2025-12-1975 2901
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161879 | iShares MSCI EAFE ETF, 2025-02-2184 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161879 | iShares MSCI EAFE ETF, 2025-02-2182 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161879 | iShares MSCI EAFE ETF, 2025-02-2173.5 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000161879 | iShares MSCI EAFE ETF, 2025-02-2174 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000161879 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161879 | EFA P74_20250224_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161879 | 464287465Equity
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000161879 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	94.20%
C000161879 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.20%
C000161879 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	4.60%
C000115777 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000115777 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000115777 | S&P 500 Index, 2026-12-186100 2901
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000115777 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115777 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115777 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115777 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115777 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115777 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000115777 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000115777 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115777 | SPXWP5975_20250124_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000115777 | 81369Y100Equity
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000115777 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	92.00%
C000115777 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115777 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	7.40%
C000115778 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000115778 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000115778 | S&P 500 Index, 2026-12-186100 2901
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000115778 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115778 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115778 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115778 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115778 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115778 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000115778 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000115778 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115778 | SPXWP5975_20250124_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000115778 | 81369Y100Equity
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000115778 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	92.00%
C000115778 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115778 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	7.40%
C000115779 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000115779 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000115779 | S&P 500 Index, 2026-12-186100 2901
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000115779 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000115779 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115779 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000115779 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115779 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000115779 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000115779 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000115779 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000115779 | SPXWP5975_20250124_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000115779 | 81369Y100Equity
Holdings [Line Items]
Percent of Net Asset Value	92.80%
C000115779 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	92.00%
C000115779 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%
C000115779 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	7.40%
C000205842 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205842 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000205842 | S&P 500 Index, 2026-12-185750 2901
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000205842 | S&P 500 Index, 2026-12-186900 2902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205842 | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205842 | S&P 500 Index, 2025-01-235850 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205842 | S&P 500 Index, 2025-02-215695 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205842 | Chicago Board Options Exchange VIX US 01/22/25 P15, 2025-01-2215 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205842 | S&P 500 Index, 2025-03-216270 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205842 | Chicago Board Options Exchange Volatility Index, 2025-01-2223 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000205842 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205842 | SPX C7500_20261221_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205842 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000205842 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	88.70%
C000205842 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000205842 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	7.50%
C000205843 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205843 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000205843 | S&P 500 Index, 2026-12-185750 2901
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000205843 | S&P 500 Index, 2026-12-186900 2902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205843 | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205843 | S&P 500 Index, 2025-01-235850 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205843 | S&P 500 Index, 2025-02-215695 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205843 | Chicago Board Options Exchange VIX US 01/22/25 P15, 2025-01-2215 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205843 | S&P 500 Index, 2025-03-216270 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205843 | Chicago Board Options Exchange Volatility Index, 2025-01-2223 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000205843 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205843 | SPX C7500_20261221_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205843 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000205843 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	88.70%
C000205843 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000205843 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	7.50%
C000205844 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205844 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000205844 | S&P 500 Index, 2026-12-185750 2901
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000205844 | S&P 500 Index, 2026-12-186900 2902
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205844 | Goldman Sachs Financial Square - Treasury Instruments Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205844 | S&P 500 Index, 2025-01-235850 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205844 | S&P 500 Index, 2025-02-215695 2901
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205844 | Chicago Board Options Exchange VIX US 01/22/25 P15, 2025-01-2215 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205844 | S&P 500 Index, 2025-03-216270 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205844 | Chicago Board Options Exchange Volatility Index, 2025-01-2223 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000205844 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000205844 | SPX C7500_20261221_S_GSIndex Option
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000205844 | 464287200Equity
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000205844 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	88.70%
C000205844 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.80%
C000205844 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	7.50%
C000161880 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161880 | iShares MSCI Emerging Markets ETF, 2025-02-2146.5 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161880 | S&P 500 Index, 2025-03-216270 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161880 | Chicago Board Options Exchange Volatility Index, 2025-01-2223 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161880 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000161880 | Russell 2000 Index, 2025-12-192250 2901
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161880 | Chicago Board Options Exchange Volatility Index, 2025-01-2215 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161880 | S&P 500 Index, 2025-02-216430 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161880 | S&P 500 Index, 2025-03-215550 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000161880 | S&P 500 Index, 2025-02-215770 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000161880 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161880 | EEM P41_20250224_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000161880 | SPX P5770_20250224_S_SXMIndex Option
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161880 | 464287655Equity
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000161880 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	91.90%
C000161880 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000161880 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	6.60%
C000161881 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161881 | iShares MSCI Emerging Markets ETF, 2025-02-2146.5 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161881 | S&P 500 Index, 2025-03-216270 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161881 | Chicago Board Options Exchange Volatility Index, 2025-01-2223 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161881 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000161881 | Russell 2000 Index, 2025-12-192250 2901
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161881 | Chicago Board Options Exchange Volatility Index, 2025-01-2215 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161881 | S&P 500 Index, 2025-02-216430 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161881 | S&P 500 Index, 2025-03-215550 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000161881 | S&P 500 Index, 2025-02-215770 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000161881 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161881 | EEM P41_20250224_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000161881 | SPX P5770_20250224_S_SXMIndex Option
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161881 | 464287655Equity
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000161881 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	91.90%
C000161881 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000161881 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	6.60%
C000161882 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161882 | iShares MSCI Emerging Markets ETF, 2025-02-2146.5 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161882 | S&P 500 Index, 2025-03-216270 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161882 | Chicago Board Options Exchange Volatility Index, 2025-01-2223 2902
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000161882 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000161882 | Russell 2000 Index, 2025-12-192250 2901
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161882 | Chicago Board Options Exchange Volatility Index, 2025-01-2215 2901
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161882 | S&P 500 Index, 2025-02-216430 2902
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161882 | S&P 500 Index, 2025-03-215550 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000161882 | S&P 500 Index, 2025-02-215770 2901
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000161882 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000161882 | EEM P41_20250224_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000161882 | SPX P5770_20250224_S_SXMIndex Option
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000161882 | 464287655Equity
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000161882 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	91.90%
C000161882 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000161882 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	6.60%